Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Estimated accrued severance benefits, noncurrent liability	$ 2,617,000	$ 2,033,000
Deposits in severance pay fund	$ 2,118,000	1,704,000
Company percent of match	50.00%
Employee percent contributed for company match	6.00%
Maximum matching dollar amount	$ 2,000
Matching contributions vesting percentage	100.00%
Company contributions to the 401(k)	$ 1,100,000	$ 1,000,000	$ 500,000